Zazove Convertible Securities Fund, Inc.
SCHEDULE OF INVESTMENTS
March 31, 2015


                                         Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 102%

Convertible Preferred Stock - 17%
United States - 17%


Affiliated Managers Group,Inc. 5.150%        46,560     3,060,330
   Due 10-15-37
Bunge Limited 4.875%			     20,775     2,169,741
Chesapeake Energy 5.750% (144A) (b)           1,200     1,051,500
Emmis Communications Corporation 6.250%      22,100       282,327
Energy XXI (Bermuda) Ltd. 5.625%              8,655       357,019
Iridium Communications 6.750%                 1,925       684,938
KeyCorporation 7.750% (d)                    11,945     1,564,795
New York Community Bancorp Trust 3.000%       1,090        54,636
   Due 11-01-51
Stanley Black & Decker, Inc. 4.750% (d)      21,200     2,843,450

Total Convertible Preferred Stock (cost $12,014,244)   12,068,736

Mandatory Convertible Preferred Stock- 1%
United States- 1%

Thompson Creek Metals Company, Inc.
1.625% Due 05-15-15 (d)                      82,050       611,273

Total Mandatory Convertible Preferred Stock
(cost $1,155,034)                                         611,273


Convertible Bonds - 60%

Argentina- 0%
 MercadoLibre, Inc. (144A) 2.250%
  Due 07-01-19 (b)                           80,000        93,450

Canada - 1%
B2Gold Corporation (144A)3.250%
  Due 10-01-18 (b)                          735,000       642,463

China - 1%
Qihoo 360 Technology Co., Ltd.(144A)          870,000     676,425
   1.750% Due 08-15-21(b)
ShengdaTech, Inc.(144A)                   1,430,000         8,937
   6.500% Due 12-15-15(a)(b)(c)

Total China                                               685,362


Germany-5%
Siemens AG (Reg S)                        3,000,000     3,442,500
  1.650% Due 08-16-19 (e)

Indonesia - 0%
APP Finance VI Mauritius                  12,903,000       96,773
   0.000% Due 11-18-12(a)(c)

Israel-0%
Teva Pharm (Series C) 0.250%                 55,000        81,675
   Due 02-01-26

Norway-1%
Golden Ocean Group Limited (Reg S)           800,000      664,000
  3.070% Due 01-30-19 (e)

  Total Norway                                            664,000

United States - 52%
Aegerion Pharmaceuticals(144A) 2.000%        850,000      794,219
   Due 08-15-19 (b)
Altra Holdings, Inc. 2.750%                   70,000       81,288
   Due 03-01-31
Amyris, Inc. (144A) 6.500%                   730,000      507,350
   Due 05-15-19 (b)
Anthem, Inc. 2.750%                          500,000    1,032,500
   Due 10-15-42 (d)
Ashland, Inc. 6.500% 		           2,260,000    2,101,800
   Due 06-30-29
Bristow Group, Inc. 3.000%                 1,490,000    1,498,940
   Due 06-15-38 (d)
Callaway Golf Company 3.750%                 720,000      929,376
   Due 08-15-19
Carriage Services (144A) 2.750%              450,000      542,531
   Due 03-15-21 (b)
Colony Capital, Inc. 3.875%                1,000,000    1,080,625
   Due 01-15-21 (d)
Cowen Group, Inc.(144A) 3.000%               380,000      434,150
   Due 03-15-19 (b)
Cyan, Inc. (144A) 8.000%                     820,000    1,339,470
   Due 12-15-19 (b)
DealerTrack Technologies, Inc. 1.500%        840,000      997,500
   Due 03-15-17 (d)
Endeavor International Corporation         1,125,000        7,031
   5.500% Due 07-15-16
EnerNOC, Inc. (144A) 2.250%                1,655,000    1,224,700
   Due 08-15-19 (b)(d)
Global Eagle Entertainment, Inc. (144A)      480,000      477,600
   2.750% Due 02-15-35 (b)
Greenbrier Companies 3.500%                  505,000      769,494
   Due 04-01-18
Healthsouth Corporation 2.000%                20,000       24,700
   Due 12-01-43
Iconix Brand Group, Inc. 1.500%              160,000      191,000
   Due 03-15-18
Intel Corporation (144A) 3,250%            1,520,000    2,405,400
   Due 08-01-39 (b)(d)
Invesco Mortgage Capital 5.000%              880,000      849,750
   Due 03-15-18
Johnson & Johnson                          1,965,000    2,722,311
   0.000% Due 07-28-20(c)(d)
KCAP Financial, Inc. 8.750%                    5,000        5,484
   Due 03-15-16
KEYW Holdings Corporation 2.500%           1,820,000    1,484,438
   Due 07-15-19 (d)
Laboratory Corporation of America Holdings   870,000    1,474,650
   0.000% Due 09-11-21 (c)(d)
Liberty Interactive Corporation (144A)     1,660,000    1,628,875
   1.000% Due 09-30-43 (b)(d)
MGM Mirage 4.250%                            700,000      793,406
   Due 04-15-15
Micron Technology, Inc. 3.000%               360,000      398,025
   Due 11-15-43
Molycorp, Inc. 6.000%                      1,011,000       80,880
   Due 09-01-17
Molycorp, Inc.                               930,000       74,400
   5.500% Due 02-01-18
Monster Worldwide (144A) 3.500%              200,000      272,510
   Due 10-15-19 (b)
PDL BioPharma, Inc. 4.000%                    10,000        9,600
   Due 02-01-18
Rayonier Inc. 4.500%                       1,715,000    2,015,125
   Due 08-15-15 (d)
Resource Capital Corporation 8.000%        1,265,000    1,225,469
   Due 01-15-20 (d)
Royal Gold, Inc. 2.875%                       50,000       51,500
   Due 06-15-19
Solazyme, Inc. (144A) 6.000%                 180,000      106,425
   Due 02-01-18 (b)
Solazyme, Inc. 5.000%                        690,000      323,006
   Due 10-01-19
Spectranetics Corporation 2.625%               5,000        6,475
   Due 06-01-34
Stillwater Mining Company                  1,235,000    1,412,531
   1.750% Due 10-15-32 (d)
Synchronoss Technologies, Inc. 0.750%         20,000       23,275
   Due 08-15-19
TiVo, Inc. (144A)                          1,070,000    1,182,350
   4.000% Due 03-15-16(b)(d)
TiVo, Inc. (144A)                            160,000      149,800
   2.000% Due 10-01-21(b)
Trinity Industries, Inc. 3.875%              880,000    1,370,600
   Due 06-01-36
United States Steel Corporation 2.750%       500,000      608,463
   Due 04-01-19
UTI Worldwide (144A) 4.500%                  570,000      631,275
   Due 03-01-19 (b)
Vishay Intertechnology, Inc. 2.250%           25,000       21,266
   Due 05-15-41
Whiting Petroleum Corporation (144A)1.250%   570,000      602,062
   Due 04-01-20 (b)
Xilinx,Inc.                                  600,000      888,000
  2.625% Due 06-15-17(d)
Zaza Energy Corporation (144A)             1,390,000      945,200
  9.000% Due 08-01-17(b)

        Total United States                            37,796,825

Total Convertible Bonds (cost $43,520,484)             43,503,048


CORPORATE BONDS - 3%
United States - 3%
MIG,LLC Senior Secured Notes 9.000% Cash,   5,158,766   1,908,743
   8.500% PIK Due 12-31-16(a)(c)

Total Corporate Bonds(cost $4,560,502)                  1,908,743

COMMON STOCK - 7%
Bahamas - 1%
Vedanta Resources GDR                         162,493     663,784

Cayman Islands-0%
Emerald Plantation Holdings (c)               180,362      50,050

China-0%
Excel Maritime Holding Company, LLC (c)        45,043     240,354

United States - 6%
Cumulus Media, Inc. (c)                      430,820    1,064,125
Direxion Daily Gold Miners Bull 3X (c)       19,000      178,980
Emmis Communication (c)                      318,000      632,820
Radio One, Inc.(Class D) (c)                 359,365    1,106,844
School Specialty, Inc. (c)                     6,777      670,923
Supernus Pharmaceuticals (c)                   4,756       57,500
Thompson Creek Metals Company, Inc.          292,290      385,823

      Total United States                               4,097,015

      Total Common Stock (cost $7,474,733)              5,051,203


WARRANTS - 12%
United States - 12%

American International Group,
   Expire 01-19-21 (c)                       32,929       720,487
Bank of America,
   Expire 01-16-19 (c)                       29,860       175,278
Cyan, Inc.,
   Expire 12-15-17 (c)                        3,720     1,113,210
General Motors Corporation-
   Class B, Expire 01-10-19 (c)              73,460     1,443,489
JP Morgan Chase & Company,
   Expire 10-28-18 (c)                       47,963     1,055,666
Kinder Morgan Energy Partners,
   Expire 05-25-17(c)                     1,011,100     4,145,510
MIG, LLC, Expire 02-25-15(c)                  1,076             0

      Total Warrants(cost $5,741,382)                   8,653,640

Call Options-0%
United States-0%
Energy XXI (Bermuda) Ltd.,
   Expire 06-19-15 (c)                        (505)       (12,625)

      Total Call Options (proceeds $34,895)               (12,625)

Term Loans-2%
United States-2%
School Specialty, Inc. term loan          1,433,307     1,426,141
   9.500% Due 06-11-19

     Total Term Loans (cost $1,404,307)                 1,426,141

Escrows-0%
United States-0%
PMI Group escrow                            480,000             0
Sino Forest Corpotation escrow            1,180,000             0

     Total Escrows ($8,867)                                     0

TOTAL INVESTMENTS (cost $75,844,658)                   73,210,159


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2015.

See notes to financial statements.

                                                       (concluded)
FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board ("FASB") Accounting Standards Codification("ASC") Topic 820, Fair Value Measurements ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
*	Level 1 - quoted prices in active markets for identical
        securities
*	Level 2 - other significant observable inputs (including
        quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
*	Level 3 - significant unobservable inputs (including the
Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of March 31, 2015:

                    Level 1      Level 2    Level 3         Total
Convertible
Preferred Stock  $4,408,245   $7,660,491         $0   $12,068,736
Mandatory
Convertible
Preferred Stock           0      611,273          0       611,273
Convertible
Bonds                     0   42,548,910    954,138    43,503,048
Corporate
Bonds                     0            0  1,908,743     1,908,743
Common Stock      3,426,092    1,384,757    240,354     5,051,203
Warrants          7,540,430            0  1,113,210     8,653,640
Call Options        (12,625)           0          0       (12,625)
Term Loan                 0            0  1,426,141     1,426,141
Escrow                    0            0          0             0
Total
Investments      15,362,142   52,205,431  5,642,586    73,210,159

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                        Convertible      Corporate         Common
                          Bonds             Bonds           Stock

Balance as of
December 31, 2014      $954,138          $1,908,743     $434,215
Realized Gain                 0                   0            0
Net Change in
appreciation
(depreciation)                0                   0     (193,861)
Purchases                     0                   0            0
Sales/return
of capital                    0                   0            0
Transfers into Level 3        0                   0            0
Transfers out of Level 3      0                   0            0
Balance as of
March 31, 2015         $954,138          $1,908,743     $240,354


                                               Term
                       Warrants               Loans

Balance as of
December 31, 2014       $82,600          $1,428,323
Realized Gain                 0                   0
Net Change in
appreciation
(depreciation)          263,023                  11
Purchases               767,587                   0
Sales/return
of capital                    0              (2,193)
Transfers into Level 3        0                   0
Transfers out of Level 3      0                   0
Balance as of
March 31, 2015       $1,113,210          $1,426,141



The amount of total gains or losses for the year included in net assets attributable to the change in unrealized gains or losses related to Level 3 investments still held at the reporting date are as follows:

  Convertible                        Common         Term
     Bonds           Warrants         Stock         Loan

      $0             $263,022     $(193,861)        $11


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the period ended March 31, 2015, there were no transfers between Levels 1, 2 or 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2015. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

	     Fair Value at   Valuation	       Unobservable	 Amount/
Description  March 31, 2015  Technique	       Inputs		  Range
Assets:
Convertible
Bonds	     $8,937  	     Broker quote
Convertible
Bonds	     $945,200  	     Discount to asset  Impact of
                             valuation analysis industry
                                                sector market
                                                decline and
                                                liquidity discount    32%
Corporate
Bonds	     $1,908,743       Broker quote
Common
Stock	     $240,354  	      Exchange value	 Exchange ratio	     1.47/1
Warrants     $1,113,210       Broker quote
Term Loan    $1,426,141       Broker quote


The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock is a discount for lack of liquidity. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation of the Funds' investments is in accordance with policies and procedures adopted by and under the supervision of the Board of Directors.

Common stock, certain convertible
preferred securities and certain derivatives that are traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices.

Common stock, certain convertible preferred securities and certain derivatives traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day.

Convertible bond securities, corporate bond securities, certain convertible preferred securities and certain derivatives are valued at the mid-point of independent bid and offer quotes received from dealers or brokers who make markets in such securities.

Securities for which market quotations are not available are valued at fair value as determined in good faith by the Investment
Advisor with the oversight of the Board of Directors pursuant to Board of Directors' approved procedures. In such cases, fair value is derived based on all relevant facts and circumstances including, among other things, fixed income and option pricing models and conversion value.

DERIVATIVES AND HEDGING
The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the three months ended March 31, 2015, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund.
Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. For the three months ended
March 31, 2015, net realized gain on 28,765 warrants was $122,995 and net change in unrealized appreciation on 1,228,873 warrants was $194,087. As of March 31, 2015, the Fund held 1,200,108 warrants with fair value of $8,653,639 which is included in investments on the schedule of investments.

As of and for the three months
ended March 31, 2015, the Fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options.
For the three months ended March 31, 2015, net realized loss on 13,000 call options was $23,703 and net change in unrealized appreciation on 13,505 call options was $16,214. As of March 31, 2015, the Fund held short 505 call options with fair value of $(12,625) which is included in investments on the schedule of investments.

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11") requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. FASB ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the three months ended March 31, 2015, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.